Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan
EBP Information About Employer Contributions
Information about employer contributions made to eligible participants is as follows:

Participant Group	Employer Contribution	Contribution Paid	Investment Allocation	Vesting	Employer Contributions For the Year Ended December 31, 2025
All eligible participants as defined by the Plan	100% of the first 3% and 50% of the next 2% of compensation contributed by the participant	Each pay period	The match is invested 50% in the Company's Common Stock Fund and 50% in the participants directed investment elections.	Immediate	$12,857,573
All eligible participants as defined by the Plan receive an additional annual retirement contribution	3% of participant’s compensation	After Plan year-end	100% in the participant's directed investment elections	3 years of vesting service	9,378,842
Total employer contributions					$22,236,415